Critical Accounting Estimates and Judgments (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Critical Accounting Estimates and Judgments (Details) [Line Items]
Terminal growth rate	10.00%	10.00%	10.00%
Discount rate	2.73%				2.73%	1.60%	1.60%
Management’s estimates, description	In 2021, if the revenue growth rate, terminal growth rate, or discount rate were 10% below Management’s estimates, the Corporation would have had to recognize a provision for trademark impairment in Vial y Vives-DSD. In 2020, if these assumptions had been 10% less or 10% more than Management’s estimates, the Corporation would have not recognized a provision for impairment in trademarks Vial y Vives-DSD.	In 2021, if the revenue growth rate, terminal growth rate, or discount rate were 10% below Management’s estimates, the Corporation would have had to recognize a provision for trademark impairment in Vial y Vives-DSD. In 2020, if these assumptions had been 10% less or 10% more than Management’s estimates, the Corporation would have not recognized a provision for impairment in trademarks Vial y Vives-DSD.
Energy information administration, description	Future prices projected based on information available in the market at the date of the consolidated statement of financial position, based on a “Crude Oil Brent” price forecast and published by the Energy Information Administration (EIA, 2021) starting at US$/bbl54.86, reaching US$/bbl91.42 in the long term for crude oil. Likewise, the prices for the Company have been considered a reference price starting at US$/bbl53.36 up to US$/bbl89.92 in the long term.	Future prices projected based on information available in the market at the date of the consolidated statement of financial position, based on a “Crude Oil Brent” price forecast and published by the Energy Information Administration (EIA, 2021) starting at US$/bbl54.86, reaching US$/bbl91.42 in the long term for crude oil. Likewise, the prices for the Company have been considered a reference price starting at US$/bbl53.36 up to US$/bbl89.92 in the long term.
Actual discount rate	10.16%	10.16%
Oil reserves value (in Dollars) | $		$ 25.2	$ 26.1
Gas reserves value (in Dollars) | $					$ 55,017.0		$ 25,733.0
Recoverable value (in Nuevos Soles)	S/ 785.0
Carrying value (in Nuevos Soles)	S/ 322.7
Oil and gas prices, percentage	10.00%	10.00%
Changes in discount rate	10.00%	10.00%
Reduced price, percentage	10.00%	10.00%
Increased discount rate	10.00%	10.00%
Percentage of negative variation value	17.10%	17.10%
Carrying value (in Nuevos Soles)	S/ 69.1			S/ 62.6	$ 17.3	S/ 51.3	$ 14.1	$ 18.7
Tax contingencies amount (in Nuevos Soles)	S/ 303.0
Increase/decrease gross margins	10.00%	10.00%	10.00%	10.00%
Estimated provision, description	the present value of the estimated provision for the closure of 201 wells amounted to S/71 million (S/52.9 million as of December 31, 2020, for the closure of 193 wells). The well closure liability is adjusted to reflect the changes that resulted from the passage of time and from reviews of either the date of occurrence or the amount of the present value of the originally estimated obligations (Note 17-d).	the present value of the estimated provision for the closure of 201 wells amounted to S/71 million (S/52.9 million as of December 31, 2020, for the closure of 193 wells). The well closure liability is adjusted to reflect the changes that resulted from the passage of time and from reviews of either the date of occurrence or the amount of the present value of the originally estimated obligations (Note 17-d).
Pre-tax discount rates, description	the calculation of the provision has been separated according to the obligation’s currency. Therefore, the pre-tax discount rates used for the calculation of the present value were: i) Block I for 1.48% (for dollars) 4.54% (for soles), ii) Block V for 1.13% (for dollars) 4.01% (for soles), and iii) Blocks III and IV for 3.56% (for dollars) 7.01% (for soles), based on the rate applicable to Peruvian sovereign bonds in soles and dollars between 3, 5 and 30 years respectively, in effect as of December 2021.				the calculation of the provision has been separated according to the obligation’s currency. Therefore, the pre-tax discount rates used for the calculation of the present value were: i) Block I for 1.48% (for dollars) 4.54% (for soles), ii) Block V for 1.13% (for dollars) 4.01% (for soles), and iii) Blocks III and IV for 3.56% (for dollars) 7.01% (for soles), based on the rate applicable to Peruvian sovereign bonds in soles and dollars between 3, 5 and 30 years respectively, in effect as of December 2021.
Estimated rate	10.00%	10.00%
Net carrying amount, percentgae									72.25%
Term of estimated account receivable									5 years
Recovery of estimated management equals, percentage				50.00%				50.00%
Total term				8 years				8 years
Consolidation of entities, percentage	50.00%	50.00%
Contractual agreement, description	The Corporation owns some direct and indirect subsidiaries of which the Corporation has control even though it has less than 50% of the voting rights. These subsidiaries mainly comprise indirect subsidiaries in the real estate business owned through Viva Negocio Inmobiliario S.A., having the power to affect the relevant activities that impact the subsidiaries’ returns, even though the Corporation holds interest between 30% and 50%. Additionally, the Corporation has control de facto by a contractual agreement with the majority investor over Promotora Larcomar S.A. of which it owns 46.55% of the equity interest.	The Corporation owns some direct and indirect subsidiaries of which the Corporation has control even though it has less than 50% of the voting rights. These subsidiaries mainly comprise indirect subsidiaries in the real estate business owned through Viva Negocio Inmobiliario S.A., having the power to affect the relevant activities that impact the subsidiaries’ returns, even though the Corporation holds interest between 30% and 50%. Additionally, the Corporation has control de facto by a contractual agreement with the majority investor over Promotora Larcomar S.A. of which it owns 46.55% of the equity interest.
Engineering and Construction CGU (Morelco) [Member]
Critical Accounting Estimates and Judgments (Details) [Line Items]
Discount rate	10.00%				10.00%
Related parties [member]
Critical Accounting Estimates and Judgments (Details) [Line Items]
Discount rate						10.00%	10.00%
CGU’s [Member]
Critical Accounting Estimates and Judgments (Details) [Line Items]
Carrying value (in Nuevos Soles)	S/ 295.0